Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 1,021,238	$ 845,095
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	967,155	789,687
Canada [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	35,689	32,369
New Zealand [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 1,388